Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of operating segment

Summary information by operating segment is as follows:

December 31, 2022	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	133,906,983	152,896,390	3,056,829	93,804,069	142,331,456	—	(1,058,911)	191,013,871	58,007,780	34,659,102	564,076	231,278	—	—	809,412,923
Real estate lease income	7,268,773	1,530,316	2,080,042	416,589	177,246	—	1,162,618	2,349,797	4,041,509	1,727,356	—	—	—	28,366	20,782,612
Real estate management services income	4,448,994	—	—	—	—	—	—	1,833,511	—	—	—	—	99,177,566	—	105,460,071
Other revenue	7,894,262	8,316	552,228	(35,831)	1,727,882	—	904,831	446	—	805,323	—	149,812	2,349,298	—	14,356,567

Total revenue	153,519,012	154,435,022	5,689,099	94,184,827	144,236,584	—	1,008,538	195,197,625	62,049,289	37,191,781	564,076	381,090	101,526,864	28,366	950,012,173
Cost of real estate sales	(134,259,620)	(171,319,778)	(7,306,487)	(87,599,735)	(110,230,204)	—	943,112	(156,675,331)	(75,759,072)	(25,841,656)	(21,408)	(286,074)	—	—	(768,356,253)
Cost of real estate lease income	(9,680,982)	(852,927)	(778,313)	(219,502)	(365,600)	—	(363,485)	128,004	(2,081,799)	(6,023,790)	—	—	—	(49,559)	(20,287,953)
Cost of real estate management services	(5,631,437)	—	3,188,299	—	—	—	—	(3,694,930)	—	—	—	—	(73,471,668)	—	(79,609,736)
Other costs	(1,031,030)	—	617,889	(924,057)	(5,578,881)	—	(710,529)	—	—	(882,999)	—	(19,164)	(1,273,352)	—	(9,802,123)

Total cost of revenue	(150,603,069)	(172,172,705)	(4,278,612)	(88,743,294)	(116,174,685)	—	(130,902)	(160,242,257)	(77,840,871)	(32,748,445)	(21,408)	(305,238)	(74,745,020)	(49,559)	(878,056,065)
Gross profit	2,915,943	(17,737,683)	1,410,487	5,441,533	28,061,899	—	877,636	34,955,368	(15,791,582)	4,443,336	542,668	75,852	26,781,844	(21,193)	71,956,108
Operating expenses	(11,698,488)	(13,408,341)	(3,366,711)	(3,728,249)	(42,774,682)	(47,094)	(1,242,859)	(5,165,593)	(17,406,597)	(3,297,920)	(1,331,279)	(2,089,948)	(9,376,483)	(12,111,766)	(127,046,010)
Gain on disposal of property held for lease	2,650,215	397,708	2,150,988	—	—	—	—	—	—	—	—	—	—	488,401	5,687,312

Operating income/(loss)	(6,132,330)	(30,748,316)	194,764	1,713,284	(14,712,783)	(47,094)	(365,223)	29,789,775	(33,198,179)	1,145,416	(788,611)	(2,014,096)	17,405,361	(11,644,558)	(49,402,590)
Interest income	1,602,637	280,967	656,403	250,397	1,093,214	145	3,073	667,222	701	31,785	78	1,283	1,449,210	2,170,212	8,207,327
Interest expense	(13,389,344)	(1,818,414)	(99,438)	(24,130,024)	(962,042)	—	—	(4,726,423)	(15,815,618)	—	—	—	(69,672)	(96,997,436)	(158,008,411)
Net realized gain on short-term investments	—	—	—	—	463	—	—	—	—	—	—	—	—	(71,675,917)	(71,675,454)
Share of (loss) /gain in an equity investee	(3,718,820)	—	3,784,015	—	—	—	—	—	—	(15,920,880)	—	—	(810,983)	(9,499,870)	(26,166,538)
Gain on extinguishment of debt	—	—	—	—	—	—	—	—	—	—	—	—	—	9,620,914	9,620,914
Exchange gains	45,800,405	—	—	—	—	—	—	—	—	—	—	—	(699,044)	(5,149,023)	39,952,338
Other income/(expense)	(1,587,295)	17,236	(19,220)	277,819	420,916	325	187,576	49,144	(36,029)	99,781	(8,098)	(1,452,134)	881,696	(800,566)	(1,968,849)

Income/(loss) before income taxes	22,575,253	(32,268,527)	4,516,524	(21,888,524)	(14,160,232)	(46,624)	(174,574)	25,779,718	(49,049,125)	(14,643,898)	(796,631)	(3,464,947)	18,156,568	(183,976,244)	(249,441,263)
Income tax benefit/(expense)	(12,780,775)	22,127,223	(3,927,044)	(2,443,468)	(4,379,784)	463	174,167	(2,378,418)	1,206,732	(2,377,772)	(1,359,448)	(485,277)	(1,482,371)	(1,135,690)	(9,241,462)

Net income/(loss)	9,794,478	(10,141,304)	589,480	(24,331,992)	(18,540,016)	(46,161)	(407)	23,401,300	(47,842,393)	(17,021,670)	(2,156,079)	(3,950,224)	16,674,197	(185,111,934)	(258,682,725)

Depreciation and amortization	5,516,725	874,640	647,400	1,095,409	1,162,790	—	—	1,832,811	612,887	—	23,806	13,918	533,861	853,960	13,168,207
Capital expenditure	5,221,417	803	—	—	1,577	—	—	—	(63)	—	4,186	—	8,455	—	5,236,375
Real estate properties completed and under development	1,159,231,389	412,162,579	100,867,987	577,969,652	45,945,861	—	4,995,367	35,489,672	266,654,891	395,241,531	191,185,397	53,684,534	—	33,627,793	3,277,056,653
Real estate properties held for lease	48,958,513	2,434,604	32,354,424	32,786,449	7,676,329	—	54,293,887	86,799,863	107,905,636	—	—	—	—	258,162	373,467,867

Total long-lived assets	386,224,257	13,434,007	133,703,563	49,512,464	24,828,219	5,774,972	68,720,346	96,615,555	118,812,943	34,008,878	769,742	857,181	7,209,649	20,599,425	961,071,201
Total assets	2,270,506,759	259,228,051	540,587,961	709,048,905	240,590,331	11,212,039	78,448,652	323,750,877	404,653,727	499,695,879	197,190,024	61,041,098	147,478,659	106,845,365	5,850,278,327

December 31, 2023	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	152,591,635	89,069,287	11,669,658	147,542,499	107,053,837	—	627,881	109,258,071	27,489,898	(2,069,637)	(11,697)	14,811,733	—	40,008	658,073,173
Real estate lease income	29,274,568	1,009,694	1,511,669	397,685	86,982	—	(3,735,823)	2,640,636	4,082,885	1,926,668	—	10,856	—	12,631	37,218,451
Real estate management services income	1,538,767	—	—	156,324	—	—	—	210,556	—	—	—	—	91,771,226	1	93,676,874
Other revenue	7,909,151	—	(286,625)	277,249	(509,601)	—	873,996	—	—	109,324	—	2,777	7,629,706	—	16,005,977
Total revenue	191,314,121	90,078,981	12,894,702	148,373,757	106,631,218	—	(2,233,946)	112,109,263	31,572,783	(33,645)	(11,697)	14,825,366	99,400,932	52,640	804,974,475
Cost of real estate sales	(163,057,353)	(82,219,415)	(9,614,743)	(133,082,218)	(64,969,677)	—	7,156,894	(74,748,589)	(27,840,145)	2,229,267	63,011	(11,578,004)	(1,583)	(240)	(557,662,795)
Cost of real estate lease income	(23,817,603)	(240,837)	(780,902)	(697,495)	(183,762)	—	(667,817)	(2,861,696)	(3,403,014)	(1,213,136)	—	—	—	(53,959)	(33,920,221)
Cost of real estate management services	(2,749,635)	—	—	(340,884)	—	—	—	(233,866)	—	—	—	—	(68,985,669)	—	(72,310,054)
Other costs	(1,701,411)	—	695,476	(12,739)	(3,076,605)	—	(714,677)	—	—	(237,609)	—	(20,733)	(3,547,751)	—	(8,616,049)
Total cost of revenue	(191,326,002)	(82,460,252)	(9,700,169)	(134,133,336)	(68,230,044)	—	5,774,400	(77,844,151)	(31,243,159)	778,522	63,011	(11,598,737)	(72,535,003)	(54,199)	(672,509,119)
Gross profit	(11,881)	7,618,729	3,194,533	14,240,421	38,401,174	—	3,540,454	34,265,112	329,624	744,877	51,314	3,226,629	26,865,929	(1,559)	132,465,356
Operating expenses	(12,866,682)	(5,303,199)	(2,607,527)	(2,561,480)	(21,019,160)	(57,945)	(336,874)	(2,428,759)	(8,828,446)	(1,372,742)	242,080	(908,802)	(19,787,513)	(6,334,754)	(84,171,803)
Gain on disposal of property held for lease	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Operating income/(loss)	(12,878,563)	2,315,530	587,006	11,678,941	17,382,014	(57,945)	3,203,580	31,836,353	(8,498,822)	(627,865)	293,394	2,317,827	7,078,416	(6,336,313)	48,293,553
Interest income	6,059	142,181	200,827	131,341	98,485	2	1,918	1,221,974	2,175	26,594	37	6,992	342,602	2,598,127	4,779,314
Interest expense	(12,434,185)	(7,249,071)	—	(18,543,629)	—	—	—	(5,347,808)	(28,825,082)	—	—	—	—	(104,540,543)	(176,940,318)
Net realized gain on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	14,325	(7,640,422)	(7,626,097)
Share of (loss) /gain in an equity investee	(7,847,367)	—	3,370,027	—	—	—	—	—	—	(12,199,505)	—	—	(114,651)	(1,122,574)	(17,914,070)
Gain on extinguishment of debt	—	—	—	—	—	—	—	—	—	—	—	—	—	169,932,886	169,932,886
Gain on modification of debt	—	—	—	26,372,965	—	—	—	—	—	—	—	—	—	—	26,372,965
Exchange gains	9,426,923	—	—	—	—	—	—	—	—	—	—	—	170,555	3,884,579	13,482,057
Other income/(expense)	3,670,566	2,845,027	4,937,780	(227,508)	30,951	(4,453)	(2,898)	(84,792)	13,595,467	129,168	8,686	(194,969)	261,501	462,346	25,426,872
Income/(loss) before income taxes	(20,056,567)	(1,946,333)	9,095,640	19,412,110	17,511,450	(62,396)	3,202,600	27,625,727	(23,726,262)	(12,671,608)	302,117	2,129,850	7,752,748	57,238,086	85,807,162
Income tax benefit/(expense)	14,814,458	792,277	(12,047,878)	(17,481,633)	(22,171,296)	3,275	(4,364,673)	(7,872,323)	(741,067)	(1,508,575)	(1,256,109)	(1,353,719)	677,821	(2,766,009)	(55,275,451)
Net income/(loss)	(5,242,109)	(1,154,056)	(2,952,238)	1,930,477	(4,659,846)	(59,121)	(1,162,073)	19,753,404	(24,467,329)	(14,180,183)	(953,992)	776,131	8,430,569	54,472,077	30,531,711
Depreciation and amortization	4,136,037	274,482	603,524	598,078	2,050,750	—	—	1,755,174	11,639,957	—	9,356	5,090	326,968	1,107,229	22,506,645
Capital expenditure	3,353	627	—	—	1,825	—	—	—	(12)	—	—	—	367,144	—	372,937
Real estate properties completed and under development	1,207,782,937	394,558,791	102,589,027	503,780,381	65,449,973	—	11,872,490	53,897,457	280,032,599	411,898,623	196,266,519	64,815,058	—	15,021,114	3,307,964,969
Real estate properties held for lease	45,427,310	(6,129,675)	29,843,420	31,649,101	4,749,926	—	47,061,528	83,770,504	85,979,680	—	—	—	—	200,207	322,552,001

Total long-lived assets	286,787,108	15,081,225	137,469,838	53,134,953	25,002,494	5,732,976	67,126,463	94,644,226	97,134,292	22,391,243	368,241	849,197	7,516,719	26,942,231	840,181,206
Total assets	2,089,109,648	201,589,676	513,329,822	600,165,262	223,190,269	11,064,860	81,359,058	240,848,887	391,317,225	488,477,145	201,937,156	72,172,008	148,503,161	70,329,054	5,333,393,231

December 31, 2024	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	115,809,092	103,693,475	6,175,703	30,121,658	88,001,380	—	(2,983,634)	31,230,815	8,242,045	2,345,305	(9,255)	2,467,395	—	434,705	385,528,684
Real estate lease income	8,017,412	1,646,337	2,239,796	306,633	—	—	475,740	1,841,759	4,240,136	4,440	—	12,885	1,189,463	12,492	19,987,093
Real estate management services income	1,239,696	—	—	208,437	—	—	85,567	174,085	—	—	—	—	94,800,565	—	96,508,350
Other revenue	4,840,371	480,651	307,401	(41,732)	(1,898,725)	—	347,685	—	—	35,400	—	3,858	8,575,959	—	12,650,868
Total revenue	129,906,571	105,820,463	8,722,900	30,594,996	86,102,655	—	(2,074,642)	33,246,659	12,482,181	2,385,145	(9,255)	2,484,138	104,565,987	447,197	514,674,995
Cost of real estate sales	(91,453,900)	(75,485,489)	1,041,182	(22,704,900)	(71,116,610)	—	1,908,115	(18,001,818)	(54,553,765)	(2,351,018)	(22,662)	(2,006,965)	—	(47,170)	(334,795,000)
Cost of real estate lease income	(3,771,260)	(1,908,914)	(653,954)	(597,694)	(112,066)	—	(940,427)	(1,708,818)	(5,685)	—	—	—	(283,540)	(53,369)	(10,035,727)
Cost of real estate management services	(794,514)	—	—	(182,416)	—	—	(197,737)	(189,959)	—	—	—	—	(78,369,170)	—	(79,733,796)
Other costs	(3,349,277)	—	(25,702)	(127,374)	(242,156)	—	(283,218)	—	—	(25,300)	—	(4,217)	(3,623,202)	—	(7,680,447)
Total cost of revenue	(99,368,951)	(77,394,403)	361,526	(23,612,384)	(71,470,832)	—	486,733	(19,900,595)	(54,559,450)	(2,376,318)	(22,662)	(2,011,182)	(82,275,912)	(100,539)	(432,244,970)
Gross profit	30,537,620	28,426,060	9,084,426	6,982,612	14,631,823	—	(1,587,909)	13,346,064	(42,077,269)	8,827	(31,917)	472,956	22,290,075	346,658	82,430,025
Operating expenses	(2,155,267)	(3,526,218)	(3,327,090)	1,501,889	(9,095,825)	(21,598)	(222,576)	(1,953,718)	(2,949,155)	(752,699)	(141,039)	(630,247)	(18,820,557)	(1,471,239)	(43,530,671)
Gain on disposal of property held for lease	—	72,070	—	—	—	—	—	—	—	—	—	—	—	—	72,070
Operating income/(loss)	28,382,353	24,971,912	5,757,336	8,484,501	5,535,998	(21,598)	(1,810,485)	11,392,346	(45,026,424)	(743,872)	(172,956)	(157,291)	3,469,518	(1,124,581)	38,971,424
Interest income	47,672	68,794	278,240	35,383	16,653	164	599	16,517	50,996	8,372	67	382	171,855	2,425,670	3,121,364
Interest expense	(11,526,886)	(9,767,392)	—	(13,813,190)	—	—	—	(6,607,284)	(12,588,839)	—	—	—	—	(63,105,831)	(117,409,422)
Net realized gain on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—	(700,539)	(700,539)
Share of (loss) /gain in an equity investee	(647,257)	12,821	(360,109)	—	—	—	—	—	—	(3,784,868)	—	—	(4,444)	(4,447,141)	(9,230,998)
Gain on extinguishment of debt	35,625,099	—	—	—	—	—	—	—	—	—	—	—	—	13,018,597	48,643,696
Gain on modification of debt	—	—	—	21,253,128	—	—	—	—	—	—	—	—	—	—	21,253,128
Exchange gains	4,026,185	—	—	—	—	—	—	—	—	—	—	—	(184,072)	4,422,693	8,264,806
Other income/(expense)	12,643,007	1,127,817	(314,838)	(500,395)	313,249	(3)	(13,611)	1,269,090	(107,426)	60,888	27,598	(88,973)	(161,096)	1,707,431	15,962,738
Income/(loss) before income taxes	68,550,173	16,413,952	5,360,629	15,459,427	5,865,900	(21,437)	(1,823,497)	6,070,669	(57,671,693)	(4,459,480)	(145,291)	(245,882)	3,291,761	(47,803,701)	8,876,197
Income tax benefit/(expense)	(24,753,435)	(10,536,929)	(2,886,793)	(2,339,230)	(6,110,354)	189	126,646	(2,080,908)	—	(2,160,489)	(1,855,886)	(85,479)	(1,360,389)	(856,431)	(54,899,488)
Net income/(loss)	43,796,738	5,877,023	2,473,836	13,120,197	(244,454)	(21,248)	(1,696,851)	3,989,761	(57,671,693)	(6,619,969)	(2,001,177)	(331,361)	1,931,372	(48,660,132)	(46,023,291)
Depreciation and amortization	3,556,450	269,403	596,888	593,213	1,182,655	—	—	1,734,992	(10,235,608)	—	973	3,210	391,677	1,097,045	(809,102)
Capital expenditure	1,911	16,403	—	5,980	—	—	—	—	(10)	—	2,809	—	563,296	—	590,389
Real estate properties completed and under development	1,196,959,703	384,675,892	98,856,623	536,110,927	29,791,972	—	14,382,770	47,475,993	196,068,445	431,083,411	202,334,173	68,280,048	—	877,398	3,206,897,355
Real estate properties held for lease	42,794,735	(8,515,175)	28,813,409	30,601,758	4,569,078	—	45,266,438	80,979,964	81,660,276	—	—	—	—	144,401	306,314,884

Total long-lived assets	260,243,161	16,094,845	132,624,161	51,440,342	18,520,372	5,692,034	64,681,469	91,609,091	92,880,123	16,562,017	369,956	946,388	8,146,299	22,142,576	781,952,834
Total assets	1,985,307,938	215,766,248	487,261,237	586,636,646	96,634,103	10,930,676	81,325,475	206,083,509	303,434,355	488,306,783	207,983,431	75,760,233	143,431,173	133,615,924	5,022,477,731